Share capital (Details Narrative) - $ / shares	2 Months Ended	4 Months Ended	5 Months Ended	11 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Feb. 23, 2024	Jan. 29, 2024	Jan. 28, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 23, 2022	Apr. 20, 2022	Apr. 19, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Number of ordinary per share		$ 1	$ 1	$ 1
Number of ordinary shares issued and fully paid		1	1	1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
share issued for paidup capital					58,041,998	58,041,998	46,838,742	46,698,702		46,698,702	46,698,702	45,123,962	45,101,192	45,101,192
Increase in number of shares issued and allotment							140,040					22,770
Issued price per share							$ 17.44					$ 9.86
Subdivided existing ordinary shares						46,838,742					45,123,962
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
share issued for paidup capital			58,041,998						46,698,702
Number of ordinary per share	$ 0.00001
Number of ordinary shares issued and fully paid	1